Income taxes (Details) - Schedule of reconciliation between our effective income tax rate and the statutory tax rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation between our effective income tax rate and the statutory tax rates [Abstract]
Income (loss) before income tax expense	$ (23,991)	$ (10,669)	$ 6,272
Statutory tax rates	21.00%	21.00%	30.00%
Computed expected income tax expense (benefit)	$ (5,038)	$ (2,240)	$ 1,882
Increase (decrease) in income taxes resulting from:
Change in deferred tax asset valuation allowance	4,751	4,680	226
Permanent amortization	3,498	713	(931)
Non-deductible expenses	1,724	1,607	904
Foreign tax rate differential	(2,320)	808	144
State and local income taxes, net of federal income tax benefit	(51)	(187)	(30)
Taxable inflation adjustment	23	(27)	114
Non deductible interest	210	113
Provision to return	483
Effect of change in state rate	(167)
CARES Act	(337)
Tax loss carryforwards applied			(386)
Net GILTI Inclusion			313
Other, net	(435)	7	(78)
Reported income tax expense (benefit)	$ 2,341	$ 5,474	$ 2,158
Effective tax rate	(9.80%)	(51.30%)	34.40%